COMMITMENTS AND CONTINGENCIES - Contingencies (Details) ¥ in Thousands, $ in Thousands, € in Millions								1 Months Ended								12 Months Ended
	Mar. 03, 2017	Oct. 19, 2015 CNY (¥) item	Oct. 19, 2015 USD ($) item	Jul. 14, 2015	Jun. 03, 2015 ¥ / W	Jan. 21, 2015	Nov. 07, 2012	Dec. 31, 2016 USD ($)	Jul. 31, 2016	Jun. 30, 2016	Dec. 31, 2015 USD ($)	Dec. 31, 2012 CNY (¥)	Dec. 31, 2011 EUR (€)	Apr. 30, 2010 item	Jun. 30, 2008 item	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($) item	Dec. 31, 2007	Dec. 31, 2014 USD ($)
Contingencies
Loss contingency accruals								$ 22,654			$ 23,500					$ 22,654	$ 23,500
Class Action Lawsuits Filed in New York
Contingencies
Number of subpoenas | item																			2
Number of lawsuits filed | item																			6
Countervailing and anti-dumping duties investigation
Contingencies
Non-cash provision related to arbitration decision																44,100
Cash deposit rate for anti-dumping duty on CSPV cells imported from China (as a percent)				9.67%		30.06%	13.94%	30.42%		8.52%
Cash deposit rate for countervailing duty on CSPV cells imported from China (as a percent)				20.94%		38.43%	15.24%	20.98%	20.94%
Cash deposits for module imported from China																144,300
Cash deposit charged into cost of sales																132,200
Cash deposit charged into inventories																3,800
True up provision																$ 44,100
Anti-dumping and countervailing measures period on CSPV modules and key components (i.e., cells) originating in or consigned from China	18 months
Canadian Solar-specific subsidies rate (RMB per Watt) | ¥ / W					0.014
Countervailing and anti-dumping duties investigation | Minimum
Contingencies
Cash deposit rate for anti-dumping duty on CSPV imported from Taiwan (as a percent)																3.50%
Countervailing and anti-dumping duties investigation | Maximum
Contingencies
Cash deposit rate for anti-dumping duty on CSPV imported from Taiwan (as a percent)																4.20%
Purchase commitment | Deutsche Solar AG
Contingencies
Period of supply agreement																				12 years
Amount not accrued due to take-or-pay provision of agreement which are void under the German law																			$ 21,144
Amount of damages that plaintiff can claim | €													€ 148.6
Reclassification of provision for accrued losses on firm purchase commitments reserve to loss contingency accrual																		$ 27,862
Amount of bad debts allowance against the balance of advance payments																		$ 17,409
Loss contingency accruals								$ 22,654								$ 22,654
Purchase commitment | LDK
Contingencies
Period of supply agreement																				3 years
Amount of bad debts allowance against the balance of advance payments																					$ 9,798
Number of long-term supply purchase agreements entered into by the Company | item															2
Number of long-term supply purchase agreements terminated by the Company | item														2
Litigation settlement or awarded amount		¥ 132,700	$ 20,800									¥ 248,900
Arbitration expenses awarded to counterparty | ¥												¥ 2,320
Number of silicon wafers committed to purchase | item		64,300,000	64,300,000
Period of purchase commitment											3 years
Settlement paid and recognized as General and administrative expenses																	$ 20,800